Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at June 30, 2025	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other current receivables)	—	4	—
Total financial assets	—	4	—
Financial liabilities
Convertible Notes	—	—	328,981
Derivatives (part of Other current liabilities)	—	58	—
Total financial liabilities	—	58	328,981

Recurring fair value measurements at December 31, 2024	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	125	—
Total financial assets	—	125	—
Financial liabilities
Convertible Notes	—	—	324,395
Derivatives (part of Other current liabilities)	—	2	—
Total financial liabilities	—	2	324,395

Summary of Convertible Notes

Convertible Notes

Convertible Notes
At January 1, 2024	323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867
At December 31, 2024	324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	4,586
At June 30, 2025	328,981

	June 30, 2025	December 31, 2024
Carrying amount	328,981	324,395
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(217,861)	(222,447)

Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note

The following table lists the key inputs and assumptions used in the valuation model as of June 30, 2025:

	June 30, 2025	December 31, 2024
Conversion price per ADS ($)(1)	27.2-28.2	27.2-37.8
ADS price at valuation date ($)	11.87	13.26
Expected price volatility of the Company ADS (%)	70.00	70.00
Risk-free interest rate (%)	3.70	4.30
Market interest rate (%)	21.20	20.00

(1) The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes , see Note 21 Convertible Notes.

Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	June 30, 2025	December 31, 2024
ADS price decrease 30%	313,605	303,849
ADS price increase 30%	347,245	346,372
Volatility decrease 10 percentage points	325,102	319,311
Volatility increase 10 percentage points	331,801	329,108
Risk-free interest rate decrease 1 percentage point	328,413	323,810
Risk-free interest rate increase 1 percentage point	329,552	324,954
Market interest rate decrease 1 percentage point	336,928	333,154
Market interest rate increase 1 percentage point	321,306	315,973